Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
20. Supplemental Cash Flow Information
a)Total cash, cash equivalents, and restricted cash are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$	$
Cash and cash equivalents	685,331	480,080	309,857	108,977
Restricted cash – current (1)	3,673	691	3,714	2,227
Restricted cash – non-current (2)	—	—	3,135	3,135
Current assets - discontinued operations - cash	—	—	—	101,190
Current assets - discontinued operations - restricted cash	—	—	—	11,888
Non-current assets - discontinued operations - restricted cash	—	—	—	38,103
	689,004	480,771	316,706	265,520
(1)    The Company maintains restricted cash deposits relating to certain FFAs (see note 10) and the purchase of EUAs (see note 6).
(2)    The Company maintained restricted cash deposits relating to obligations related to finance leases for certain vessels which were repurchased by the Company in May 2023 (see Note 9).
b)The changes in operating assets and liabilities, excluding changes related to the Teekay Gas Business (see Note 22), for the years ended December 31, 2024, 2023 and 2022, are as follows:

	Year Ended December 31,
	2024	2023	2022
	$	$	$

Accounts receivable	35,228	23,043	(80,886)
Prepaid expenses and other	15,477	19,442	(49,556)
Accounts payable	(8,248)	(13,417)	6,291
Accrued liabilities and other	(2,756)	(2,647)	(3,441)
Receipts from direct financing and sales-type leases	—	—	10,489
Asset retirement obligation expenditures	(2,974)	(3,852)	(775)
Expenditures for dry docking	(28,495)	(16,230)	(14,423)
	8,232	6,339	(132,301)

c)Cash interest paid, including realized interest rate swap settlements, during the years ended December 31, 2024, 2023 and 2022, totaled $8.2 million, $25.1 million and $38.7 million, respectively.

d)Cash income tax paid during the years ended December 31, 2024, 2023 and 2022, totaled $6.2 million, $5.7 million and $0.7 million, respectively.

e)The Company entered into new or extended operating leases, primarily for in-chartered vessels, which resulted in the recognition of additional operating lease right-of-use assets and operating lease liabilities of $17.3 million, $68.5 million, and $42.9 million, during the years ended December 31, 2024, 2023 and 2022, respectively.